Document and Entity Information	0 Months Ended
Sep. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2013
Registrant Name	ARIEL INVESTMENT TRUST
Central Index Key	0000798365
Amendment Flag	false
Document Creation Date	Jan. 29, 2014
Document Effective Date	Feb. 01, 2014
Prospectus Date	Feb. 01, 2014
Ariel Fund | Investor Class
Risk/Return:
Trading Symbol	ARGFX
Ariel Fund | Institutional Class
Risk/Return:
Trading Symbol	ARAIX
Ariel Appreciation Fund | Investor Class
Risk/Return:
Trading Symbol	CAAPX
Ariel Appreciation Fund | Institutional Class
Risk/Return:
Trading Symbol	CAAIX
Ariel Focus Fund | Investor Class
Risk/Return:
Trading Symbol	ARFFX
Ariel Focus Fund | Institutional Class
Risk/Return:
Trading Symbol	AFOYX
Ariel Discovery Fund | Investor Class
Risk/Return:
Trading Symbol	ARDFX
Ariel Discovery Fund | Institutional Class
Risk/Return:
Trading Symbol	ADYIX
Ariel International Fund | Investor Class
Risk/Return:
Trading Symbol	AINTX
Ariel International Fund | Institutional Class
Risk/Return:
Trading Symbol	AINIX
Ariel Global Fund | Investor Class
Risk/Return:
Trading Symbol	AGLOX
Ariel Global Fund | Institutional Class
Risk/Return:
Trading Symbol	AGLYX